Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Limited-Duration Inflation Focused Bond Fund, Inc.
Prospectus Date	rr_ProspectusDate	Oct. 01, 2018
Document Creation Date	dei_DocumentCreationDate	Sep. 26, 2018